Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of accounts receivable
	December 31, 2018	December 31, 2017
Accounts receivable	$31,081	$28,507
Less: Provision for losses on accounts receivables	(2,856)	(2,781)

Accounts receivable, net	$28,225	$25,726

Provision for Losses on Accounts Receivable
Provision for Losses on Accounts Receivables	Balance at Beginning of Year	(Charges to Expenses)/ Amount Recovered	Amount Utilized	Balance at End of Year
Year ended December 31, 2016	$(919)	$(1,304)	$11	$(2,212)
Year ended December 31, 2017	$(2,212)	$(569)	$—	$(2,781)
Year ended December 31, 2018	$(2,781)	$(75)	$—	$(2,856)